Fair values of financial assets and liabilities	6 Months Ended
Mar. 31, 2021
Fair values of financial assets and liabilities
Fair values of financial assets and liabilities

Note 13. Fair values of financial assets and liabilities

Fair Valuation Control Framework

The Group uses a Fair Valuation Control Framework where the fair value is either determined or validated by a function independent of the transaction. This framework formalises the policies and procedures used to achieve compliance with relevant accounting, industry and regulatory standards. The framework includes specific controls relating to:

•	the revaluation of financial instruments;
•	independent price verification;
•	fair value adjustments; and
•	financial reporting.

A key element of the framework is the Revaluation Committee, comprising senior valuation specialists from within the Group. The Revaluation Committee reviews the application of the agreed policies and procedures to assess that a fair value measurement basis has been applied.

The method of determining fair value differs depending on the information available.

Fair value hierarchy

A financial instrument’s categorisation within the valuation hierarchy is based on the lowest level input that is significant to the fair value measurement.

The Group categorises all fair value instruments according to the hierarchy described below.

Valuation techniques

The Group applies market accepted valuation techniques in determining the fair valuation of over the counter (OTC) derivatives. This includes CVA and FVA, which incorporate credit risk and funding costs and benefits that arise in relation to uncollateralised derivative positions, respectively.

The specific valuation techniques, the observability of the inputs used in valuation models and the subsequent classification for each significant product category are outlined as follows:

Level 1 instruments

The fair value of financial instruments traded in active markets based on recent unadjusted quoted prices. These prices are based on actual arm’s length basis transactions.

The valuations of Level 1 instruments require little or no management judgement.

Instrument	Balance sheet category	Includes	Valuation

Exchange traded products	Derivatives	Exchange traded interest rate futures and options and commodity and carbon futures	All these instruments are traded in liquid, active markets where prices are readily observable. No modelling or assumptions are used in the valuation.
FX products	Derivatives	FX spot and futures contracts
Equity products	Derivatives Trading securities and financial assets measured at FVIS Other financial liabilities	Listed equities and equity indices
Non-asset backed debt instruments	Trading securities and financial assets measured at FVIS Investment securities Other financial liabilities	Australian Commonwealth and New Zealand government bonds
Life insurance assets and liabilities	Life insurance assets Life insurance liabilities	Listed equities, exchange traded derivatives and short sale of listed equities within controlled managed investment schemes

Level 2 instruments

The fair value for financial instruments that are not actively traded are determined using valuation techniques which maximise the use of observable market prices. Valuation techniques include:

•	the use of market standard discounting methodologies;
•	option pricing models; and
•	other valuation techniques widely used and accepted by market participants.

Instrument	Balance sheet category	Includes	Valuation
Interest rate products	Derivatives	Interest rate and inflation swaps, swaptions, caps, floors, collars and other non-vanilla interest rate derivatives

Industry standard valuation models to calculate the expected future value of payments by product, which is discounted back to a present value. The model’s interest rate inputs are benchmark and active quoted interest rates in the swap, bond and futures markets. Interest rate volatilities are sourced from brokers and consensus data providers. If consensus prices are not available, these are classified as Level 3 instruments.

FX products	Derivatives	FX swap, FX forward contracts, FX options and other non-vanilla FX derivatives	Derived from market observable inputs or consensus pricing providers using industry standard models.

Other credit products	Derivatives	Single Name and Index credit default swaps (CDS)

Valued using an industry standard model that incorporates the credit spread as its principal input. Credit spreads are obtained from consensus data providers. If consensus prices are not available, these are classified as Level 3 instruments.

Commodity products	Derivatives	Commodity and carbon derivatives

Valued using industry standard models.

The models calculate the expected future value of deliveries and payments and discount them back to a present value. The model inputs include forward curves, volatilities implied from market observable inputs, discount curves and underlying spot and futures prices. The significant inputs are market observable or available through a consensus data service. If consensus prices are not available, these are classified as Level 3 instruments.

Equity products	Derivatives	Exchange traded equity options, OTC equity options and equity warrants	Due to low liquidity exchange traded options are Level 2. Valued using industry standard models based on observable parameters such as stock prices, dividends, volatilities and interest rates.

Asset backed debt instruments	Trading securities and financial assets measured at FVIS Investment securities	Australian residential mortgage backed securities (RMBS) and other asset backed securities (ABS)

Valued using an industry approach to value floating rate debt with prepayment features. Australian RMBS are valued using prices sourced from a consensus data provider. If consensus prices are not available these are classified as Level 3 instruments.

Non-asset backed debt instruments	Trading securities and financial assets measured at FVIS Investment securities Other financial liabilities	State and other government bonds, corporate bonds and commercial paper Repurchase agreements and reverse repurchase agreements over non-asset backed debt securities	Valued using observable market prices, which are sourced from independent pricing services, broker quotes or inter-dealer prices.

Loans at fair value	Loans	Fixed rate bills and syndicated loans	Discounted cash flow approach, using a discount rate which reflects the terms of the instrument and the timing of cash flows, adjusted for creditworthiness, or expected sale amount.

Certificates of deposit	Deposits and other borrowings	Certificates of deposit	Discounted cash flow using market rates offered for deposits of similar remaining maturities.

Debt issues at fair value	Debt issues	Debt issues	Discounted cash flows, using a discount rate which reflects the terms of the instrument and the timing of cash flows adjusted for market observable changes in Westpac’s implied credit worthiness.

Life insurance assets and liabilities	Life insurance assets Life insurance liabilities

Corporate bonds, OTC derivatives, units in unlisted unit trusts, life insurance contract liabilities, life investment contract liabilities and external liabilities of managed investment schemes controlled by statutory life funds

Valued using observable market prices or other widely used and accepted valuation techniques utilising observable market input.

Level 3 instruments

Financial instruments valued where at least one input that could have a significant effect on the instrument’s valuation is not based on observable market data due to illiquidity or complexity of the product. These inputs are generally derived and extrapolated from other relevant market data and calibrated against current market trends and historical transactions.

These valuations are calculated using a high degree of management judgement.

Instrument	Balance sheet category	Includes	Valuation
Debt instruments	Trading securities and financial assets measured at FVIS Investment securities	Certain ABS, offshore non- ABS and debt securities issued via private placement	Evaluated by an independent pricing service or based on third party revaluations. Due to their illiquidity and/or complexity these are classified as Level 3 assets.

Equity investments	Trading securities and Financial assets measured at FVIS Investment securities	Strategic equity investments

Valued using valuation techniques appropriate to the instrument, including recent arm’s length transactions where available, discounted cash flow approach or reference to the net assets of the entity.

Due to their illiquidity, complexity and/or use of unobservable inputs into valuation models, they are classified as Level 3 assets.

Finance leases	Assets held for sale	Finance leases

Valuation reflects the expected sales price before transaction costs based on the terms of sales contract. As the expected sales price includes judgements regarding the estimation of variable consideration, they are classified as Level 3 assets.

The following tables summarise the attribution of financial instruments measured at fair value to the fair value hierarchy:

	As at 31 March 2021
$m	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	5,579	14,749	600	20,928
Derivative financial instruments	26	22,335	12	22,373
Investment securities	17,792	72,778	368	90,938
Loans	—	108	20	128
Life insurance assets	119	3,297	—	3,416
Assets held for sale	—	282	7	289
Total financial assets measured at fair value on a recurring basis	23,516	113,549	1,007	138,072
Total financial assets measured at fair value on a non-recurring basis
Assets held for sale	—	—	376	376
Total financial assets measured at fair value	23,516	113,549	1,383	138,448
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings	—	37,212	—	37,212
Other financial liabilities	225	3,632	—	3,857
Derivative financial instruments	31	20,253	19	20,303
Debt issues	—	5,639	—	5,639
Life insurance liabilities	—	1,070	—	1,070
Liabilities held for sale	—	—	6	6
Total financial liabilities measured at fair value on a recurring basis	256	67,806	25	68,087

	As at 30 September 2020
$m	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	8,059	32,387	221	40,667
Derivative financial instruments	10	23,353	4	23,367
Investment securities	18,032	72,370	153	90,555
Loans	—	540	21	561
Life insurance assets	617	2,976	—	3,593
Total financial assets measured at fair value on a recurring basis	26,718	131,626	399	158,743
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings	—	35,764	—	35,764
Other financial liabilities	420	4,229	—	4,649
Derivative financial instruments	10	23,031	13	23,054
Debt issues	—	5,333	—	5,333
Life insurance liabilities	—	1,396	—	1,396
Total financial liabilities measured at fair value on a recurring basis	430	69,753	13	70,196

	As at 31 March 2020
$m	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	5,252	20,808	220	26,280
Derivative financial instruments	17	56,620	24	56,661
Investment securities	15,320	69,206	152	84,678
Loans	—	246	22	268
Life insurance assets	600	1,974	—	2,574
Total financial assets measured at fair value on a recurring basis	21,189	148,854	418	170,461
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings	—	38,794	—	38,794
Other financial liabilities	261	10,239	—	10,500
Derivative financial instruments	14	48,031	44	48,089
Debt issues	—	6,295	—	6,295
Life insurance liabilities	—	604	—	604
Total financial liabilities measured at fair value on a recurring basis	275	103,963	44	104,282

Reconciliation of non-market observables

The following table summarises the changes in financial instruments measured at fair value on a recurring basis derived from non-market observable valuation techniques (Level 3):

	Half Year March 2021
	Trading
	securities and
	financial
	assets			Total		Total
	measured at	Investment		Level 3		Level 3
$m	FVIS	Securities	Other[1,2]	assets	Derivatives[3]	liabilities
Balance as at beginning of period	221	153	25	399	13	13
Gains/(losses) on assets / (gains)/losses
on liabilities recognised in:
Income statement	547	—	13	560	10	10
Other comprehensive income	—	43	—	43	—	—
Acquisitions and issues	1	179	4	184	2	2
Disposals and settlements	(169)	(7)	(3)	(179)	—	—
Balance as at end of period	600	368	39	1,007	25	25
Unrealised gains/(losses) recognised in the income statement for financial instrument held as at end of period	547	—	15	562	(16)	(16)

1.     Other is comprised of derivative financial assets, certain loans and assets held for sale.

2.     $7 million of derivative financial assets was included in assets held for sale.

3.     $6 million was included in liabilities held for sale.

Transfers into and out of Level 3 occur due to changes in observability in the significant inputs into the valuation models used to determine the fair value of the related financial instruments. Transfers in and transfers out are reported using the end of period fair values.  No transfers in or transfers out have occurred during the period.

Significant unobservable inputs

Sensitivities to reasonably possible changes in non-market observable valuation assumptions would not have a material impact on the Group’s reported results. As at 31 March 2021, Level 3 financial assets measured at FVIS include the Group’s indirect investment in Coinbase of $573 million. The valuation of this investment was based on a volume weighted average price (VWAP) for private trading in the first quarter through to 15 March 2021. Subsequent to 31 March 2021, Coinbase listed on the Nasdaq (on 14 April 2021) and the effect on the valuation based on the day 1 trading range would be an increase of up to $143 million or a decrease of up to $56 million.

Day one profit or loss

The closing balance of unrecognised day one profit for the period was $3 million (30 September 2020:  $4 million profit, 31 March 2020:  $3 million).

Financial instruments not measured at fair value

The following table summarises the estimated fair value of financial instruments not measured at fair value for the Group:

	As at 31 March 2021		As at 30 Sept 2020		As at 31 March 2020
	Carrying	Fair	Carrying	Fair	Carrying	Fair
$m	amount	value	amount	value	amount	value
Financial assets not measured at fair value
Cash and balances with central banks	33,877	33,877	30,129	30,129	45,815	45,815
Collateral paid	3,917	3,917	4,778	4,778	5,339	5,339
Investment securities	365	365	984	984	1,111	1,111
Loans	688,090	689,606	692,498	694,264	719,410	721,740
Other financial assets	3,312	3,312	5,474	5,474	5,849	5,849
Assets held for sale	3,208	3,208	—	—	—	—
Total financial assets not measured at fair value	732,769	734,285	733,863	735,629	777,524	779,854
Financial liabilities not measured at fair value
Collateral received	2,504	2,504	2,250	2,250	12,728	12,728
Deposits and other borrowings	548,189	548,167	555,367	555,621	544,126	544,506
Other financial liabilities	39,139	39,139	36,276	36,276	23,496	23,496
Debt issues[4]	122,211	123,576	144,992	146,402	179,540	175,610
Loan capital	26,294	27,137	23,949	23,934	25,807	23,636
Liabilities held for sale	2,208	2,208	—	—	—	—
Total financial liabilities not measured at fair value	740,545	742,731	762,834	764,483	785,697	779,976

4.     The estimated fair value of debt issues includes the impact of changes in Westpac’s credit spreads since origination.

A detailed description of how fair value is derived for financial instruments not measured at fair value is disclosed in Note 22 of the 2020 Annual Report.